(LOSS) EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted (loss) earnings per share (“EPS”) for the three month periods ended September 30, 2014 and 2013 were calculated as follows:

	Three Months Ended September 30, 2014		Three Months Ended September 30, 2013
In millions, except per share amounts	Basic	Diluted	Basic	Diluted
EPS Numerator:
Net (loss) income attributable to SunEdison Semiconductor Limited shareholders	$(79.4)	$(79.4)	$9.3	$9.3

EPS Denominator:
Weighted-average shares outstanding	41.5	41.5	41.5	41.5

(Loss) earnings per share	$(1.91)	$(1.91)	$0.22	$0.22

Basic and diluted EPS for the nine month periods ended September 30, 2014 and 2013 were calculated as follows:

	Nine Months Ended September 30, 2014		Nine Months Ended September 30, 2013
In millions, except per share amounts	Basic	Diluted	Basic	Diluted
EPS Numerator:
Net loss attributable to SunEdison Semiconductor Limited shareholders	$(79.7)	$(79.7)	$(14.4)	$(14.4)

EPS Denominator:
Weighted-average shares outstanding	41.5	41.5	41.5	41.5

Loss per share	$(1.92)	$(1.92)	$(0.35)	$(0.35)